CASH	12 Months Ended
Dec. 31, 2020
CASH
NOTE 4 - CASH

As of December 31, 2020, the Company held cash in bank in the amount of $4,640,603 which consist of the following:

	December 31, 2020	December 31, 2019
Bank Deposits-China	$4,593,943	5,000,014
Bank Deposits-Singapore	46,660	1,591,114
	4,640,603	6,591,128